ACQUISTION AND DIVESTITURE ACTIVITY - ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 14, 2016	Sep. 26, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Fair value of equity interest in GdC immediately prior to acquisition			$ 1,144	$ 0	$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Goodwill			2,364	$ 819	$ 931
Sempra Mexico [Member] | GdC [Member]
Business Acquisition [Line Items]
Cash consideration (fair value of total consideration)		$ 1,144
Fair value of equity interest in GdC immediately prior to acquisition		1,144
Total fair value of business combination		2,288
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash and cash equivalents		66
Restricted cash		0
Accounts receivable(2)		39
Other current assets		6
Other intangible assets		0
Deferred income taxes		0
Regulatory assets		33
Property, plant and equipment		1,248
Other noncurrent assets		1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Short-term debt		0
Accounts payable		(11)
Due to unconsolidated affiliates		(3)
Current portion of long-term debt		(49)
Fixed-price contracts and other derivatives, current		(6)
Other current liabilities		(20)
Long-term debt		(315)
Asset retirement obligations		(5)
Deferred income taxes		(127)
Fixed-price contracts and other derivatives, noncurrent		(19)
Other noncurrent liabilities		(11)
Total identifiable net assets		827
Goodwill		$ 1,461
Sempra Mexico [Member] | GdC [Member] | Scenario, Adjustment [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Regulatory assets			33
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Deferred income taxes			(119)
Goodwill			$ 86
Sempra Mexico [Member] | Ventika [Member]
Business Acquisition [Line Items]
Cash consideration (fair value of total consideration)	$ 310
Fair value of equity interest in GdC immediately prior to acquisition	0
Total fair value of business combination	310
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash and cash equivalents	0
Restricted cash	68
Accounts receivable(2)	14
Other current assets	1
Other intangible assets	154
Deferred income taxes	23
Regulatory assets	0
Property, plant and equipment	673
Other noncurrent assets	3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Short-term debt	(125)
Accounts payable	(1)
Due to unconsolidated affiliates	0
Current portion of long-term debt	(7)
Fixed-price contracts and other derivatives, current	(4)
Other current liabilities	(8)
Long-term debt	(478)
Asset retirement obligations	(2)
Deferred income taxes	(120)
Fixed-price contracts and other derivatives, noncurrent	(10)
Other noncurrent liabilities	0
Total identifiable net assets	181
Goodwill	$ 129